Finance Income and Costs - Summary of Finance Income and Costs (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Finance Income And Costs [abstract]
Fair value gains on derivative financial instruments	₺ 589,555	₺ 385,560	₺ 1,070
Interest income on bank deposits	278,599	158,206	303,221
Interest income on financial assets measured at amortized cost	185,004	445,943	436,024
Credit finance income	36,186	74,522	13,865
Other	1,105	563	1,859
Finance income	1,090,449	1,064,794	756,039
Net foreign exchange losses	(718,501)	(782,463)	(489,320)
Interest expenses for financial liabilities measured at amortized cost	(385,386)	(343,290)	(224,724)
Interest expenses for derivative financial instruments	(244,841)	(93,038)
Litigation late payment interest expense	(29,115)		(68,083)
Option premium charges	(27,172)	(10,114)	(2,290)
Other	(8,300)	(8,688)	(15,097)
Finance costs	(1,413,315)	(1,237,593)	(799,514)
Net finance costs	₺ (322,866)	₺ (172,799)	₺ (43,475)